Investments in Equity Accounted Investees - Summary of Investments in Equity Accounted Investees (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2022 INR (₨)
Disclosure of joint ventures [line items]
Carrying amount of interest in equity accounted investees	$ 573.9		₨ 42,007.9		₨ 43,493.9
Share of profit/(loss) of equity accounted investees	(9.8)	₨ (740.6)	(3,789.6)	₨ (10,000.0)
Share of other comprehensive income in immaterial associates	0.6	47.7	30.2	(24.8)
Share of other comprehensive income in equity accounted investees	29.4	2,226.6	1,530.3	1,001.3
Chery Jaguar Land Rover Automotive Co. Limited [member]
Disclosure of joint ventures [line items]
Carrying amount in joint venture	419.5		31,676.8		31,796.7
Share of profit/(loss) in joint venture	(24.4)	(1,848.0)	(4,110.5)	(10,027.0)
Other adjustments in material joint venture [member]
Disclosure of joint ventures [line items]
Carrying amount in joint venture	419.6		31,676.8		31,796.7
Share of profit/(loss) in joint venture	(2.7)	(206.6)	485.0	(136.2)
Share of other comprehensive income, currency translation differences	28.8	2,176.5	1,479.9	1,035.0
Immaterial joint ventures [Member]
Disclosure of joint ventures [line items]
Carrying amount in joint venture	1.3		100.4		99.1
Share of other comprehensive income, currency translation differences		(1.3)	1.5
Share of other comprehensive income in equity accounted investees		(1.3)	1.5
Immaterial associates [Member]
Disclosure of joint ventures [line items]
Carrying amount in immaterial associates	153.0		10,230.7		₨ 11,598.1
Share of profit/(loss) in immaterial associates	17.3	1,314.0	(164.1)	163.2
Share of other comprehensive income, currency translation differences		3.7	18.7	(8.9)
Share of other comprehensive income in equity accounted investees	$ 0.7	₨ 51.4	₨ 48.9	₨ (33.7)